Structured entities - Carrying amount of interest held in unconsolidated structured entities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collective investment vehicles and limited partnerships
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Carrying amount	£ (76,426)	£ (68,913)
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Carrying amount	(4,127)	0
Interest rate derivatives provided to securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Carrying amount	£ (17)	£ 0